CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and bank balances [Text Block]

	2021	2020
	US$’000	US$’000

Restricted cash, current portion	2,875	3,319
Cash on hand	518	566
Cash at bank	103,725	37,376
Cash and bank balances	107,118	41,261

Less: Restricted cash, current portion	(2,875)	(3,319)
Cash and cash equivalents in the statements of cash flows	104,243	37,942

Restricted cash
Classified as:
Current	2,875	3,319
Non-current	6,649	9,304
	9,524	12,623